INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 11,365,000
Impairment loss recognised in profit or loss (note 4.7)	(306,000)	$ (4,708,000)	$ 0
Values at end of year	11,778,000	11,365,000
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	38,120,000	28,811,000
Additions related to business combinations (note 24)	173,000	524,000
Additions from separate acquisitions	3,480,000	3,429,000
Additions from internal development	6,104,000	5,355,000
Translation	562,000	1,000
Values at end of year	48,439,000	38,120,000	28,811,000
Accumulated at beginning of year
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(26,755,000)	(15,020,000)
Additions related to business combinations (note 24)	(9,313,000)
Impairment loss recognised in profit or loss (note 4.7)	306,000	4,708,000
Additions from separate acquisitions		(7,075,000)
Translation	(287,000)	48,000
Values at end of year	$ (36,661,000)	$ (26,755,000)	(15,020,000)
Licenses and internal developments
Disclosure of detailed information about intangible assets [line items]
Useful life	5 years	5 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 10,056,000
Values at end of year	10,778,000	$ 10,056,000
Licenses and internal developments | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	27,381,000	18,591,000
Additions related to business combinations (note 24)	0	7,000
Additions from separate acquisitions	3,480,000	3,429,000
Additions from internal development	6,104,000	5,355,000
Translation	(8,000)	(1,000)
Values at end of year	36,957,000	27,381,000	18,591,000
Licenses and internal developments | Accumulated at beginning of year
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(17,325,000)	(11,935,000)
Additions related to business combinations (note 24)	(8,556,000)
Impairment loss recognised in profit or loss (note 4.7)	306,000	0
Additions from separate acquisitions		(5,391,000)
Translation	8,000	1,000
Values at end of year	(26,179,000)	(17,325,000)	(11,935,000)
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	1,309,000
Impairment loss recognised in profit or loss (note 4.7)	0		0
Values at end of year	$ 1,000,000	$ 1,309,000
Customer relationships | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years	3 years
Customer relationships | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life	10 years	10 years
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 10,153,000	$ 9,634,000
Additions related to business combinations (note 24)	173,000	517,000
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Translation	570,000	2,000
Values at end of year	10,896,000	10,153,000	9,634,000
Customer relationships | Accumulated at beginning of year
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(8,844,000)	(2,499,000)
Additions related to business combinations (note 24)	(757,000)
Impairment loss recognised in profit or loss (note 4.7)	0	4,708,000
Additions from separate acquisitions		(1,684,000)
Translation	(295,000)	47,000
Values at end of year	$ (9,896,000)	$ (8,844,000)	(2,499,000)
Non-compete agreement
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years	3 years
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	$ 0
Values at end of year	0	$ 0
Non-compete agreement | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	586,000	586,000
Additions related to business combinations (note 24)	0	0
Additions from separate acquisitions	0	0
Additions from internal development	0	0
Translation	0	0
Values at end of year	586,000	586,000	586,000
Non-compete agreement | Accumulated at beginning of year
Reconciliation of changes in intangible assets and goodwill [abstract]
Values at beginning of year	(586,000)	(586,000)
Additions related to business combinations (note 24)	0
Impairment loss recognised in profit or loss (note 4.7)	0	0
Additions from separate acquisitions		0
Translation	0	0
Values at end of year	$ (586,000)	$ (586,000)	$ (586,000)